Deferred taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2024	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 0	$ 0	$ 0
Ending balance	1,774	0	0
Deferred tax assets	15,824	15,472	1,749		$ 3,446
Deferred tax liability arising from unrealized gains and losses recognized on energy trading contracts	2,020
VBI Non-Controlling Interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Option to acquire the remaining percentage of share				50.00%
Derivative options
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	10,643	6	0
Deferred tax expense (income) recognised in profit or loss	(9,304)	10,326	6
directly to equity / CTA	(1,339)	311	0
Ending balance	0	10,643	6
Employee profit sharing provision and other personnel accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,249	4,769	3,998
Deferred tax expense (income) recognised in profit or loss	4,242	(1,675)	603
directly to equity / CTA	(735)	155	168
Ending balance	6,756	3,249	4,769
Deferred Tax On Intangible Assets From Business Combiantion [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,818	776	0
Deferred tax expense (income) recognised in profit or loss	379	952	770
directly to equity / CTA	(420)	90	6
Ending balance	1,777	1,818	776
Deferred consideration from business combination [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	0
Deferred tax expense (income) recognised in profit or loss	720	0	0
directly to equity / CTA	(70)	0	0
Ending balance	650	0	0
Price adjustments from business combinations [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	0
Deferred tax expense (income) recognised in profit or loss	166	0	0
directly to equity / CTA	(166)	0	0
Ending balance	0	0	0
Business Combination, Earnout [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	639	191	0
Deferred tax expense (income) recognised in profit or loss	4,801	420	191
directly to equity / CTA	(622)	28	0
Ending balance	4,818	639	191
Taxable Losses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	26	75	0
Deferred tax expense (income) recognised in profit or loss	2,225	(54)	78
directly to equity / CTA	(305)	5	(3)
Ending balance	1,946	26	75
Tax on Accrual for Expenses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	15	41	108
Deferred tax expense (income) recognised in profit or loss	579	(28)	(92)
directly to equity / CTA	(13)	2	25
Ending balance	581	15	41
Tax Depreciation of Fixed Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(308)	(558)	(275)
Deferred tax expense (income) recognised in profit or loss	(9)	249	(248)
directly to equity / CTA	45	1	(35)
Ending balance	(272)	(308)	(558)
Deferred tax on performance fees - IFRS 15 [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(625)	(3,581)	(123)
Deferred tax expense (income) recognised in profit or loss	510	3,138	(3,164)
directly to equity / CTA	63	(182)	(294)
Ending balance	(52)	(625)	(3,581)
Gain From Bargain Purchase [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(107)	(142)	(158)
Deferred tax expense (income) recognised in profit or loss	31	36	15
directly to equity / CTA	12	(1)	1
Ending balance	(64)	(107)	(142)
Mark-to-market adjustment (d) [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(53)	(18)	(5)
Deferred tax expense (income) recognised in profit or loss	(2,316)	(36)	(13)
directly to equity / CTA	118	1	0
Ending balance	(2,251)	(53)	(18)
Impact of IFRS 16 [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	174	176	(93)
Deferred tax expense (income) recognised in profit or loss	35	(4)	274
directly to equity / CTA	(43)	2	(5)
Ending balance	166	174	176
Other temporary differences [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1	14	(6)
Deferred tax expense (income) recognised in profit or loss	(7)	(8)	15
directly to equity / CTA	1	(5)	5
Ending balance	(5)	1	14
Deferred Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	15,472	1,749	3,446
Deferred tax expense (income) recognised in profit or loss	2,052	13,316	(1,565)
directly to equity / CTA	(3,474)	407	(132)
Ending balance	$ 14,050	$ 15,472	$ 1,749